Equity Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Equity Based Compensation [Abstract]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
	Stock Options
		Weighted-Average	Aggregate Intrinsic	Performance
	Options	Exercise Price	Value (in millions)	Contingent Units
Outstanding January 1, 2009	2,787,184	$40.84		383,119
Granted	743,145	$32.20		309,063
Exercised / Lapsed	(226,264)	$26.77		(123,782)
Forfeited	(103,426)	$36.71		(12,184)
Outstanding December 31, 2009	3,200,639	$39.96		556,216
Granted	535,867	$47.10		253,342
Exercised / Lapsed	(314,815)	$30.80		(93,597)
Forfeited	(39,375)	$43.20		(14,419)
Outstanding December 31, 2010	3,382,316	$41.91		701,542
Granted	503,259	$59.74		222,580
Exercised / Lapsed	(736,452)	$35.26		(146,638)
Forfeited	(42,243)	$45.50		(21,818)
Outstanding December 31, 2011	3,106,880	$46.30	$18.5	755,666
Options exercisable	1,897,366	$45.64	$12.5

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
	Options Outstanding			Options Exercisable
		Weighted-Average	Weighted-		Weighted-
	Outstanding as	Remaining	Average Exercise	Exercisable as	Average Exercise
Range of Exercise Prices	of 12/31/2011	Contractual Life	Price	of 12/31/2011	Price
$25.00 - $34.99	896,316	5.5	$30.96	541,600	$30.14
$35.00 - $44.99	150,174	2.0	$39.61	150,174	$39.61
$45.00 - $54.99	921,343	6.0	$47.26	535,329	$47.38
$55.00 +	1,139,047	7.1	$58.47	670,263	$58.13
Totals	3,106,880	6.1	$46.30	1,897,366	$45.64